Revenues - Summary of geographical information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of geographical areas [line items]
Revenue	$ 1,311	$ 1,280	$ 2,690	$ 2,611
Eliminations [member]
Disclosure of geographical areas [line items]
Revenue	(2)	(2)	(4)	(3)
U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	997	965	2,064	2,002
Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	43	48	84	90
Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	52	55	103	107
Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	1,092	1,068	2,251	2,199
U.K. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	107	100	209	191
Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	57	50	119	98
EMEA (Europe, Middle East and Africa) [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	164	150	328	289
Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	57	64	115	126
Legal [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	882	858	1,754	1,699
Legal [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	697	670	1,386	1,340
Legal [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	32	37	61	69
Legal [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	13	15	23	30
Legal [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	742	722	1,470	1,439
Legal [member] | U.K. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	84	82	166	156
Legal [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	24	18	52	34
Legal [member] | EMEA (Europe, Middle East and Africa) [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	108	100	218	190
Legal [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	32	36	66	70
Tax & Accounting [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	359	350	796	767
Tax & Accounting [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	281	277	641	625
Tax & Accounting [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	10	10	22	20
Tax & Accounting [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	37	38	76	73
Tax & Accounting [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	328	325	739	718
Tax & Accounting [member] | U.K. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	16	11	29	21
Tax & Accounting [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	5	3	9	8
Tax & Accounting [member] | EMEA (Europe, Middle East and Africa) [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	21	14	38	29
Tax & Accounting [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	10	11	19	20
Reuters News [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	72	74	144	148
Reuters News [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	19	18	37	37
Reuters News [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	1	1	1	1
Reuters News [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	2	2	4	4
Reuters News [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	22	21	42	42
Reuters News [member] | U.K. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	7	7	14	14
Reuters News [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	28	29	58	56
Reuters News [member] | EMEA (Europe, Middle East and Africa) [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	35	36	72	70
Reuters News [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	$ 15	$ 17	$ 30	$ 36